Financial risk management - Summary of Nature and Extent of Risks Arising From Financial Instruments (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure arising from		Long-term borrowings at variable rates
Measurement		Sensitivity analysis
Management		Economic hedge with an interest rate cap
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure arising from		Cash and cash equivalents, trade receivables, derivative financial instruments and contract assets.
Measurement		Aging analysis
Management		Doing business with creditworthy companies and a strict policy of cash collection.
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure arising from	Borrowings and other liabilities	Borrowings and other liabilities
Measurement	Cash flow forecasts	Cash flow forecasts
Management	Availability of borrowing facilities	Availability of borrowing facilities.